Class D Shares [Member] Investment Strategy - Class D Shares [Member] - Janus Henderson Government Money Market Fund	Jun. 30, 2024
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund pursues its investment objectives by primarily investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities.
The Fund operates as a “government money market fund” as such term is defined in or interpreted under Rule 2a‑7 under the Investment Company Act of 1940, as amended. As a government money market fund, the Fund pursues its investment objectives by normally investing at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). The Fund’s investments in U.S. Government securities may include obligations issued and/or guaranteed as to principal and interest by the United States Government or by its agencies and instrumentalities, and repurchase agreements secured by such obligations. Although U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are not issued by, and may not be guaranteed by (i.e., backed by the full faith and credit of), the U.S. Treasury. Some government agency and instrumentality securities not backed by the full faith and credit of the United States are supported by the issuer’s ability to borrow from the U.S. Treasury, some are supported only by the credit of the issuer, and some are supported by the United States in some other way. The Fund’s investments in securities issued by U.S. Government agencies and instrumentalities may be significant.
The Fund will:
•	invest in high-quality, short-term money market instruments that present minimal credit risks, as determined by the Adviser
•	invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a‑7 under the Investment Company Act of 1940, as amended)
•
maintain a dollar-weighted average portfolio maturity of 60 days or less and maintain a dollar-weighted average portfolio life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset dates) of 120 days or less

As a government money market fund, the Board of Trustees has determined not to subject the Fund to a liquidity fee on Fund redemptions. Please note that the Board of Trustees has reserved the ability to change this determination with respect to liquidity fees, but only after providing appropriate prior notice to shareholders.